Organization and Basis of Presentation (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 26, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization and Basis of Presentation [Line Items]
Common stock split	1-for-150 reverse stock split
Research and development costs								$ 800
Stock-based compensation expense								800
Net loss							$ 40,200
Net cash flows used in operating activities							28,000
Cash			$ 2,200		$ 2,200		2,800
Accumulated deficit							259,600
Net proceeds		$ 9,000				$ 7,330	7,330	9,000
Net proceeds of IPO						18,595	21,209	15,302
Net proceeds of ATM							3,300
Stock-based compensation expens			1,095	$ 4,175	5,130	15,675	19,710	42,346
Net loss			(4,992)	(10,437)	(18,073)	(37,341)	(40,178)	(71,525)
Net cash used in operating activities					(10,228)	(23,703)	(27,991)	(23,450)
Accumulated deficit			$ (277,712)		$ (277,712)		(259,638)	$ (219,460)
Going Concern [Member]
Organization and Basis of Presentation [Line Items]
Net proceeds of IPO							19,100
Revision of Prior Period, Error Correction, Adjustment [Member]
Organization and Basis of Presentation [Line Items]
Stock-based compensation expens				$ 500		$ 600
IPO [Member]
Organization and Basis of Presentation [Line Items]
Net proceeds of IPO							$ 700